Schedule of key management personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Staff Numbers And Costs
Salaries, wages and incentives	$ 1,120	$ 1,578	$ 1,949
Social security costs	38	151	101
Pension contributions	60	114	64
Equity incentives		392	244
Short-term compensated absences			2
Total	$ 1,218	$ 2,235	$ 2,361